Prospectus Supplement	August 1, 2016

Putnam Global Consumer Fund
Putnam Global Energy Fund
Putnam Global Financials Fund
Putnam Global Industrials Fund
Putnam Global Natural Resources Fund
Putnam Global Technology Fund
Putnam Global Telecommunications Fund

Prospectus dated December 30, 2015

Effective September 1, 2016, in the Fund summaries section for each fund, the sub-sections Annual fund operating expenses and Example in the section Fees and expenses will be deleted in their entirety and replaced as indicated below:

Putnam Global Consumer Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.88%	1.75%	(0.46)%	1.29%

Class B	0.62%	1.00%	0.88%	2.50%	(0.46)%	2.04%

Class C	0.62%	1.00%	0.88%	2.50%	(0.46)%	2.04%

Class M	0.62%	0.75%	0.88%	2.25%	(0.46)%	1.79%

Class R	0.62%	0.50%	0.88%	2.00%	(0.46)%	1.54%

Class Y	0.62%	N/A	0.88%	1.50%	(0.46)%	1.04%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$699	$1,052	$1,429	$2,483

Class B	$707	$1,035	$1,489	$2,616

Class B (no redemption)	$207	$735	$1,289	$2,616

Class C	$307	$735	$1,289	$2,801

Class C (no redemption)	$207	$735	$1,289	$2,801

Class M	$526	$986	$1,472	$2,810

Class R	$157	$583	$1,035	$2,290

Class Y	$106	$429	$775	$1,751

Putnam Global Energy Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.85%	1.72%	(0.39)%	1.33%

Class B	0.62%	1.00%	0.85%	2.47%	(0.39)%	2.08%

Class C	0.62%	1.00%	0.85%	2.47%	(0.39)%	2.08%

Class M	0.62%	0.75%	0.85%	2.22%	(0.39)%	1.83%

Class R	0.62%	0.50%	0.85%	1.97%	(0.39)%	1.58%

Class Y	0.62%	N/A	0.85%	1.47%	(0.39)%	1.08%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$703	$1,050	$1,420	$2,458

Class B	$711	$1,032	$1,480	$2,591

Class B (no redemption)	$211	$732	$1,280	$2,591

Class C	$311	$732	$1,280	$2,777

Class C (no redemption)	$211	$732	$1,280	$2,777

Class M	$529	$984	$1,464	$2,786

Class R	$161	$581	$1,026	$2,264

Class Y	$110	$427	$766	$1,724

Putnam Global Financials Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	1.44%	2.31%	(1.00)%	1.31%

Class B	0.62%	1.00%	1.44%	3.06%	(1.00)%	2.06%

Class C	0.62%	1.00%	1.44%	3.06%	(1.00)%	2.06%

Class M	0.62%	0.75%	1.44%	2.81%	(1.00)%	1.81%

Class R	0.62%	0.50%	1.44%	2.56%	(1.00)%	1.56%

Class Y	0.62%	N/A	1.44%	2.06%	(1.00)%	1.06%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$701	$1,164	$1,653	$2,996

Class B	$709	$1,151	$1,719	$3,128

Class B (no redemption)	$209	$851	$1,519	$3,128

Class C	$309	$851	$1,519	$3,304

Class C (no redemption)	$209	$851	$1,519	$3,304

Class M	$527	$1,099	$1,697	$3,308

Class R	$159	$701	$1,271	$2,820

Class Y	$108	$549	$1,016	$2,310

Putnam Global Industrials Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	1.16%	2.03%	(0.70)%	1.33%

Class B	0.62%	1.00%	1.16%	2.78%	(0.70)%	2.08%

Class C	0.62%	1.00%	1.16%	2.78%	(0.70)%	2.08%

Class M	0.62%	0.75%	1.16%	2.53%	(0.70)%	1.83%

Class R	0.62%	0.50%	1.16%	2.28%	(0.70)%	1.58%

Class Y	0.62%	N/A	1.16%	1.78%	(0.70)%	1.08%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the examples takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$703	$1,111	$1,544	$2,745

Class B	$711	$1,096	$1,607	$2,878

Class B (no redemption)	$211	$796	$1,407	$2,878

Class C	$311	$796	$1,407	$3,058

Class C (no redemption)	$211	$796	$1,407	$3,058

Class M	$529	$1,046	$1,588	$3,065

Class R	$161	$645	$1,156	$2,561

Class Y	$110	$492	$899	$2,037

Putnam Global Natural Resources Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Manage-	Distribution and		Total annual fund operating
class	ment fees	service (12b-1) fees	Other expenses =	expenses

Class A	0.62%	0.25%	0.37%	1.24%

Class B	0.62%	1.00%	0.37%	1.99%

Class C	0.62%	1.00%	0.37%	1.99%

Class M	0.62%	0.75%	0.37%	1.74%

Class R	0.62%	0.50%	0.37%	1.49%

Class Y	0.62%	N/A	0.37%	0.99%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$694	$946	$1,217	$1,989

Class B	$702	$924	$1,273	$2,123

Class B (no redemption)	$202	$624	$1,073	$2,123

Class C	$302	$624	$1,073	$2,317

Class C (no redemption)	$202	$624	$1,073	$2,317

Class M	$521	$879	$1,261	$2,330

Class R	$152	$471	$813	$1,779

Class Y	$101	$315	$547	$1,213

Putnam Global Technology Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.92%	1.79%	(0.48)%	1.31%

Class B	0.62%	1.00%	0.92%	2.54%	(0.48)%	2.06%

Class C	0.62%	1.00%	0.92%	2.54%	(0.48)%	2.06%

Class M	0.62%	0.75%	0.92%	2.29%	(0.48)%	1.81%

Class R	0.62%	0.50%	0.92%	2.04%	(0.48)%	1.56%

Class Y	0.62%	N/A	0.92%	1.54%	(0.48)%	1.06%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$701	$1,062	$1,447	$2,522

Class B	$709	$1,045	$1,507	$2,655

Class B (no redemption)	$209	$745	$1,307	$2,655

Class C	$309	$745	$1,307	$2,840

Class C (no redemption)	$209	$745	$1,307	$2,840

Class M	$527	$996	$1,490	$2,848

Class R	$159	$593	$1,054	$2,331

Class Y	$108	$439	$794	$1,794

Putnam Global Telecommunications Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.96%	1.83%	(0.53)%	1.30%

Class B	0.62%	1.00%	0.96%	2.58%	(0.53)%	2.05%

Class C	0.62%	1.00%	0.96%	2.58%	(0.53)%	2.05%

Class M	0.62%	0.75%	0.96%	2.33%	(0.53)%	1.80%

Class R	0.62%	0.50%	0.96%	2.08%	(0.53)%	1.55%

Class Y	0.62%	N/A	0.96%	1.58%	(0.53)%	1.05%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$700	$1,069	$1,462	$2,558

Class B	$708	$1,052	$1,523	$2,692

Class B (no redemption)	$208	$752	$1,323	$2,692

Class C	$308	$752	$1,323	$2,875

Class C (no redemption)	$208	$752	$1,323	$2,875

Class M	$526	$1,003	$1,505	$2,883

Class R	$158	$601	$1,070	$2,368

Class Y	$107	$447	$810	$1,833

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